Trade and Other Receivables - Schedule of Ageing Analysis of Unimpaired Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 6,896,435	$ 4,897,151
Neither past due nor impaired [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	4,998,433	3,932,860
Past due but not impaired 30-60 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	236,168	403,496
Past due but not impaired 60-90 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	816,950	370,898
Past due but not impaired 90-120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	552,392	148,750
Past due but not impaired >120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 292,492	$ 41,147